23) Loans and advances to customers (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance on [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		R$ 4,657,940	R$ 5,248,063	R$ 3,443,204
Financing		1,434,546	1,705,068	1,122,680
Borrowings		2,748,583	3,176,569	1,945,637
Revolving		474,811	366,426	374,887
Individuals		6,263,052	7,818,574	7,273,362
Financing		763,932	939,390	901,119
Borrowings		2,077,714	2,253,045	2,053,854
Revolving		3,421,406	4,626,139	4,318,389
Total		10,920,992	13,066,637	10,716,566
Balance on [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		1,545,667	1,890,105	2,547,908
Financing		499,494	216,936	1,445,950
Borrowings		937,652	1,610,244	1,047,715
Revolving		108,521	62,925	54,243
Individuals		6,794,923	2,745,182	1,831,813
Financing		3,104,787	603,412	405,730
Borrowings		2,939,423	1,647,973	1,097,633
Revolving		750,713	493,797	328,450
Total		8,340,590	4,635,287	4,379,721
Balance on [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		14,316,381	12,248,924	10,860,724
Financing		4,055,197	2,996,708	2,681,912
Borrowings		9,768,315	8,700,237	7,635,874
Revolving		492,869	551,979	542,938
Individuals		12,179,688	8,201,536	8,419,460
Financing		625,961	530,122	619,474
Borrowings		7,643,173	3,733,550	3,411,114
Revolving		3,910,554	3,937,864	4,388,872
Total		26,496,069	20,450,460	19,280,184
Balance on [Member] | Consolidated - 3 stages [Member]
Statement Line Items [Line Items]
Companies		20,519,988	19,387,092	16,851,836
Financing		5,989,237	4,918,712	5,250,542
Borrowings		13,454,550	13,487,050	10,629,226
Revolving		1,076,201	981,330	972,068
Individuals		25,237,663	18,765,292	17,524,635
Financing		4,494,680	2,072,924	1,926,323
Borrowings		12,660,310	7,634,568	6,562,601
Revolving		8,082,673	9,057,800	9,035,711
Total	[1]	45,757,651	38,152,384	R$ 34,376,471
Transfer to Stage 2 [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(123,246)	(94,861)
Financing		(49,907)	(37,774)
Borrowings		(53,547)	(52,890)
Revolving		(19,792)	(4,197)
Individuals		(697,750)	(164,394)
Financing		(119,136)	(66,512)
Borrowings		(210,380)	(79,136)
Revolving		(368,234)	(18,746)
Total		(820,996)	(259,255)
Transfer to Stage 2 [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(38,907)	(212,921)
Financing		(17,910)	(29,175)
Borrowings		(15,372)	(178,660)
Revolving		(5,625)	(5,086)
Individuals		(538,366)	(384,088)
Financing		(62,383)	(30,577)
Borrowings		(36,954)	(271,118)
Revolving		(439,029)	(82,393)
Total		(577,273)	(597,009)
Transfer to Stage 3 [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(75,367)	(67,862)
Financing		(27,696)	(8,497)
Borrowings		(37,344)	(57,437)
Revolving		(10,327)	(1,928)
Individuals		(395,724)	(157,138)
Financing		(18,889)	(34,051)
Borrowings		(79,140)	(107,024)
Revolving		(297,695)	(16,063)
Total		(471,091)	(225,000)
Transfer to Stage 3 [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(265,984)	(953,343)
Financing		(37,785)	(835,870)
Borrowings		(221,113)	(117,292)
Revolving		(7,086)	(181)
Individuals		(421,879)	(173,561)
Financing		(29,919)	(38,370)
Borrowings		(246,523)	(116,067)
Revolving		(145,437)	(19,124)
Total		(687,863)	(1,126,904)
Transfer from Stage 2 [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		60,005	160,068
Financing		16,574	41,914
Borrowings		39,733	116,806
Revolving		3,698	1,348
Individuals		131,913	177,609
Financing		63,780	78,516
Borrowings		28,887	84,208
Revolving		39,246	14,885
Total		191,918	337,677
Transfer from Stage 2 [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		265,984	953,343
Financing		37,785	835,870
Borrowings		221,113	117,292
Revolving		7,086	181
Individuals		421,879	173,561
Financing		29,919	38,370
Borrowings		246,523	116,067
Revolving		145,437	19,124
Total		687,863	1,126,904
Transfer from Stage 3 [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		61,068	67,150
Financing		31,255	34,652
Borrowings		22,403	23,010
Revolving		7,410	9,488
Individuals		735,688	251,008
Financing		9,837	28,735
Borrowings		8,422	94,472
Revolving		717,429	127,801
Total		796,756	318,158
Transfer from Stage 3 [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		38,907	212,921
Financing		17,910	29,175
Borrowings		15,372	178,660
Revolving		5,625	5,086
Individuals		538,366	384,088
Financing		62,383	30,577
Borrowings		36,954	271,118
Revolving		439,029	82,393
Total		577,273	597,009
Remeasurement [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(903,698)	(699,827)
Financing		(333,242)	4,017
Borrowings		(570,456)	(703,844)
Revolving
Individuals		(528,786)	(750,372)
Financing		(269,484)	(257,642)
Borrowings		(259,302)	(492,730)
Revolving
Total		(1,432,484)	(1,450,199)
Remeasurement [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(204,168)	(355,917)
Financing		(16,975)	(205,170)
Borrowings		(187,193)	(150,747)
Revolving
Individuals		15,143	(100,890)
Financing		400,501	209,080
Borrowings		(385,358)	(309,970)
Revolving
Total		(189,025)	(456,807)
Remeasurement [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		298,005	2,832,030
Financing		970,922	727,234
Borrowings		(672,917)	2,104,796
Revolving
Individuals		(405,497)	1,339,621
Financing		(45,990)	154,279
Borrowings		(359,507)	1,185,342
Revolving
Total		(107,492)	4,171,651
Remeasurement [Member] | Consolidated - 3 stages [Member]
Statement Line Items [Line Items]
Companies		(809,861)	1,776,286
Financing		620,705	526,081
Borrowings		(1,430,566)	1,250,205
Revolving
Individuals		(919,140)	488,359
Financing		85,027	105,717
Borrowings		(1,004,167)	382,642
Revolving
Total	[1]	(1,729,001)	2,264,645
Originated [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		3,371,617	3,512,364
Financing		658,126	775,161
Borrowings		2,410,885	2,515,926
Revolving		302,606	221,277
Individuals		1,675,794	5,812,053
Financing		497,334	476,691
Borrowings		1,653,102	1,716,160
Revolving		(474,642)	3,619,202
Total		5,047,411	9,324,417
Originated [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		1,255,949	1,218,315
Financing		346,847	51,560
Borrowings		840,047	1,117,295
Revolving		69,055	49,460
Individuals		4,766,938	1,672,251
Financing		2,185,389	94,304
Borrowings		2,714,098	1,195,503
Revolving		(132,549)	382,444
Total		6,022,887	2,890,566
Originated [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		8,314,816	1,938,037
Financing		1,224,427	242,132
Borrowings		6,627,728	1,162,299
Revolving		462,661	533,606
Individuals		11,224,590	4,773,024
Financing		589,605	107,267
Borrowings		7,443,890	1,818,298
Revolving		3,191,095	2,847,459
Total		19,539,406	6,711,061
Originated [Member] | Consolidated - 3 stages [Member]
Statement Line Items [Line Items]
Companies		12,942,382	6,668,716
Financing		2,229,400	1,068,853
Borrowings		9,878,660	4,795,520
Revolving		834,322	804,343
Individuals		17,667,322	12,257,328
Financing		3,272,328	678,262
Borrowings		11,811,090	4,729,961
Revolving		2,583,904	6,849,105
Total	[1]	30,609,704	18,926,044
Constitution/ (Reversal) [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies		(2,980,502)	(1,072,173)
Financing		(565,632)	(227,085)
Borrowings		(2,239,660)	(610,639)
Revolving		(175,210)	(234,449)
Individuals		(2,476,657)	(4,623,554)
Financing		(338,900)	(187,466)
Borrowings		(1,316,920)	(1,016,759)
Revolving		(820,837)	(3,419,329)
Total		(5,457,159)	(5,695,727)
Constitution/ (Reversal) [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(1,232,383)	(714,572)
Financing		(60,772)	(264,569)
Borrowings		(1,133,519)	(401,471)
Revolving		(38,092)	(48,532)
Individuals		(1,414,664)	(855,304)
Financing		(172,335)	(85,905)
Borrowings		(1,009,214)	(485,172)
Revolving		(233,115)	(284,227)
Total		(2,647,047)	(1,569,876)
Constitution/ (Reversal) [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(1,566,331)	1,863,497
Financing		123,928	158,908
Borrowings		(1,561,378)	1,829,964
Revolving		(128,881)	(125,375)
Individuals		5,421,072	4,652,446
Financing		16,122	132,861
Borrowings		2,829,081	2,776,829
Revolving		2,575,869	1,742,756
Total		3,854,741	6,515,943
Constitution/ (Reversal) [Member] | Consolidated - 3 stages [Member]
Statement Line Items [Line Items]
Companies		(5,779,216)	76,752
Financing		(502,476)	(332,746)
Borrowings		(4,934,557)	817,854
Revolving		(342,183)	(408,356)
Individuals		1,529,751	(826,412)
Financing		(495,113)	(140,510)
Borrowings		502,947	1,274,898
Revolving		1,521,917	(1,960,800)
Total	[1]	(4,249,465)	(749,660)
(Write off) [Member] | Stage 1 [Member]
Statement Line Items [Line Items]
Companies
Financing
Borrowings
Revolving
Individuals
Financing
Borrowings
Revolving
Total
(Write off) [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies
Financing
Borrowings
Revolving
Individuals
Financing
Borrowings
Revolving
Total
(Write off) [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(5,220,409)	(5,986,498)
Financing		(1,277,104)	(1,594,018)
Borrowings		(3,546,037)	(4,005,755)
Revolving		(397,268)	(386,725)
Individuals		(11,805,562)	(10,678,618)
Financing		(440,486)	(496,868)
Borrowings		(6,284,128)	(5,315,534)
Revolving		(5,080,948)	(4,866,216)
Total		(17,025,971)	(16,665,116)
(Write off) [Member] | Consolidated - 3 stages [Member]
Statement Line Items [Line Items]
Companies		(5,220,409)	(5,986,498)
Financing		(1,277,104)	(1,594,018)
Borrowings		(3,546,037)	(4,005,755)
Revolving		(397,268)	(386,725)
Individuals		(11,805,562)	(10,678,618)
Financing		(440,486)	(496,868)
Borrowings		(6,284,128)	(5,315,534)
Revolving		(5,080,948)	(4,866,216)
Total	[1]	(17,025,971)	(16,665,116)
Transfer to Stage 1 [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		(60,005)	(160,068)
Financing		(16,574)	(41,914)
Borrowings		(39,733)	(116,806)
Revolving		(3,698)	(1,348)
Individuals		(131,913)	(177,609)
Financing		(63,780)	(78,516)
Borrowings		(28,887)	(84,208)
Revolving		(39,246)	(14,885)
Total		(191,918)	(337,677)
Transfer to Stage 1 [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		(61,068)	(67,150)
Financing		(31,255)	(34,652)
Borrowings		(22,403)	(23,010)
Revolving		(7,410)	(9,488)
Individuals		(735,688)	(251,008)
Financing		(9,837)	(28,735)
Borrowings		(8,422)	(94,472)
Revolving		(717,429)	(127,801)
Total		(796,756)	(318,158)
Transfer from Stage 1 [Member] | Stage 2 [Member]
Statement Line Items [Line Items]
Companies		123,246	94,861
Financing		49,907	37,774
Borrowings		53,547	52,890
Revolving		19,792	4,197
Individuals		697,750	164,394
Financing		119,136	66,512
Borrowings		210,380	79,136
Revolving		368,234	18,746
Total		820,996	259,255
Transfer from Stage 1 [Member] | Stage 3 [Member]
Statement Line Items [Line Items]
Companies		75,367	67,862
Financing		27,696	8,497
Borrowings		37,344	57,437
Revolving		10,327	1,928
Individuals		395,724	157,138
Financing		18,889	34,051
Borrowings		79,140	107,024
Revolving		297,695	16,063
Total		R$ 471,091	R$ 225,000

[1]	Consider expected losses on loans, commitments to be released and financial guarantees provided.